Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) on employee benefit plans in other comprehensive income		$ 260	$ (74)	$ (530)
Pension plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit service cost	[1]	83		52
Interest on net defined benefit (asset) liability	[1]	(3)		(8)
Other	[1]	3		3
Defined benefit expense	[1]	83		47
Defined contribution expense	[1]	49		46
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1],[2]	273		472
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit service cost	[1]	6		5
Interest on net defined benefit (asset) liability	[1]	16		17
Other	[1]			3
Defined benefit expense	[1]	22		25
Actuarial gains (losses) on employee benefit plans in other comprehensive income	[1],[2]	$ 13		$ 58

[1]	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
[2]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.